Intangible Assets - Schedule of Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Cost [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	RM 2,364,604		RM 70,954
Additions			2,293,650
Ending balance	2,364,604	$ 582,990	2,364,604
Ending balance (in Dollars)	2,364,604		2,364,604
Cost [Member] | Website [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	10,954		10,954
Additions
Ending balance	10,954	2,701	10,954
Ending balance (in Dollars)	10,954		10,954
Cost [Member] | Software [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	2,353,650		60,000
Additions			2,293,650
Ending balance	2,353,650	580,289	2,353,650
Ending balance (in Dollars)	2,353,650		2,353,650
Accumulated Amortization [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	267,789		24,606
Ending balance	738,837	182,160	267,789
Ending balance (in Dollars)	738,837		267,789
Charge for the year	471,048		243,183
Accumulated Amortization [Member] | Website [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	10,424		8,606
Ending balance	10,742	2,648	10,424
Ending balance (in Dollars)	10,742		10,424
Charge for the year	318		1,818
Accumulated Amortization [Member] | Software [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	257,365		16,000
Ending balance	728,095	179,512	257,365
Ending balance (in Dollars)	728,095		257,365
Charge for the year	470,730		241,365
Carrying Values [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	2,096,815	400,830	46,348
Ending balance	1,625,767		2,096,815
Ending balance (in Dollars)	1,625,767		2,096,815
Carrying Values [Member] | Website [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	530	53	2,348
Ending balance	212		530
Ending balance (in Dollars)	212		530
Carrying Values [Member] | Software [Member]
Schedule of Intangible Assets [Line Items]
Beginning balance	2,096,285	$ 400,777	44,000
Ending balance	1,625,555		2,096,285
Ending balance (in Dollars)	RM 1,625,555		RM 2,096,285